SUBSEQUENT EVENTS (Details Narrative) - USD ($)							3 Months Ended		4 Months Ended	12 Months Ended
	May 22, 2024	May 09, 2024	Mar. 05, 2024	Jan. 10, 2024	Jan. 09, 2024	May 18, 2023	Mar. 31, 2024	Mar. 31, 2023	May 15, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 26, 2023
Subsequent Event [Line Items]
Shares Issued, Price Per Share							$ 11.24			$ 11.03
Number of shares agreed to transfer							750,000			750,000
Number Of Non-Redeemable Transferable Shares							750,000			750,000
Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share												$ 15.00
Stock Issued During Period, Value, New Issues								$ 250,000		$ 600,000	$ 2,280,000
Proceeds from convertible debt							$ 1,000,000			1,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						26,946,271
Shares Issued, Price Per Share	$ 11.24					$ 10.55
Stock Issued During Period, Value, New Issues	$ 13,800,000					$ 284,000,000
Common Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues
Loan And Transfer Agreement [Member]
Subsequent Event [Line Items]
Payments of Loan Costs				$ 150,000	$ 50,000
Payments for Loans				150,000	50,000
Subscription Arrangement [Member]
Subsequent Event [Line Items]
Proceeds from Contributed Capital			$ 1,000,000
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt									$ 1,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	1,226,085
Subsequent Event [Member] | Common Stock [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	1,226,085
Shares Issued, Price Per Share	$ 11.24
Stock Issued During Period, Value, New Issues	$ 13,800,000
Subsequent Event [Member] | Subscription Agreements [Member]
Subsequent Event [Line Items]
Payments of Loan Costs		$ 500,000
Subsequent Event [Member] | Loan And Transfer Agreement [Member]
Subsequent Event [Line Items]
Payments of Loan Costs				150,000	50,000
Payments for Loans		$ 500,000		$ 150,000	$ 50,000
Subsequent Event [Member] | Non Redeemed Agreement [Member] | Common Stock [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares agreed to transfer	450,000
Number Of Non-Redeemable Transferable Shares	450,000
Subsequent Event [Member] | Sponsor [Member] | Common Stock [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares agreed to transfer	75,000
Number Of Non-Redeemable Transferable Shares	75,000
Subsequent Event [Member] | Subscription Arrangement [Member]
Subsequent Event [Line Items]
Proceeds from Contributed Capital			$ 1,000.00